CONSOLIDATED BALANCE SHEETS	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Current assets:
Cash and cash equivalents	$ 37,336,382	$ 38,045,225
Restricted cash	95,865,515	140,337,531
Accounts receivable, net of allowances for doubtful accounts of $5,152,466 and $4,081,503 as of December 31,2015 and 2016, respectively	72,818,682	117,552,365
Notes receivable	43,858,319	43,613,485
Inventories	143,976,055	193,171,119
Advances to suppliers-current, net	14,943,450	18,479,686
Amounts due from related parties	13,065,625	110,952
Value added tax recoverable	3,259,607	24,525,347
Income tax recoverable	1,080,878	3,609,414
Prepaid expenses and other current assets	22,838,138	27,805,783
Project assets current	48,177,416	20,213,622
Assets held-for-sale	7,558,218	4,240,878
Derivative assets	2,715,736	56,253
Deferred tax assets-current, net		5,988,646
Total current assets	507,494,021	637,750,306
Property, plant and equipment, net	491,255,212	630,462,070
Prepaid land use right, net	31,850,188	37,239,795
Deferred tax assets-non-current, net	15,538,942	10,237,718
Advances for purchases of property, plant and equipment, net	845,907	381,958
Project assets non-current	6,709,991
Other non-current assets	18,336,528	9,373,292
Deferred project costs	16,374,899	20,874,446
Total assets	1,088,405,688	1,346,319,585
Current liabilities:
Short-term borrowings	595,433,960	668,787,546
Convertible bond payable, net		26,145,000
Accounts payable	223,302,995	300,176,417
Advances from customers-current	21,997,987	28,101,183
Amounts due to related parties	1,257,367	2,676,614
Other current liabilities	62,124,942	77,238,265
Income tax payable	314,870	129,845
Derivative liabilities		29,519
Warrant liability		577,500
Total current liabilities	904,432,121	1,103,861,889
Long-term borrowings	28,835,700	38,776,693
Warranty	35,058,973	36,023,946
Deferred revenue	32,242,995	32,376,386
Deferred subsidies	20,824,155	23,241,899
Other long-term liabilities	865,964	104,860
Total liabilities	1,022,259,908	1,234,385,673
Commitments and contingencies (see Note 18)
Shareholders' equity
Common shares (500,000,000 shares; no par value shares authorized at December 31, 2015 and 2016; 203,331,288 shares issued and 203,205,688 shares outstanding at December 31, 2015; 202,478,702 shares issued and 200,538,902 shares outstanding at December 31, 2016)	477,171,487	477,964,702
Treasury stock	(513,137)
Additional paid-in capital	8,229,330	7,669,350
Accumulated deficit	(469,975,148)	(435,276,897)
Accumulated other comprehensive income	51,233,248	61,576,757
Total equity	66,145,780	111,933,912
Total liabilities and shareholders' equity	$ 1,088,405,688	$ 1,346,319,585